Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 299,653	¥ 1,949,631	¥ 1,297,418
Restricted cash	37,271	242,494	1,963,561
Accounts and notes receivable (net of allowance for doubtful debt of RMB80,910 and RMB73,656 (US$11,321) as of December 31, 2016 and 2017, respectively)	70,057	455,811	655,459
Short-term investments	84,363	548,890	277,946
Inventories	109	710	4,431
Prepaid expenses and other current assets	143,514	933,750	777,131
Amounts due from related parties	17,561	114,256	182,615
Total current assets	652,528	4,245,542	5,158,561
Non-current assets:
Property and equipment, net	510,186	3,319,424	3,781,613
Intangible assets, net	61,650	401,115	977,341
Land use rights, net	25,156	163,671	167,646
Goodwill	152,088	989,530	1,755,970
Restricted cash	514	3,344	33,544
Deferred tax assets	26,562	172,818	100,676
Long-term investments	78,528	510,926	298,871
Amounts due from related parties	3,106	20,210
Other non-current assets	12,539	81,581	147,302
Total non-current assets	870,329	5,662,619	7,262,963
Total assets	1,522,857	9,908,161	12,421,524
Current liabilities:
Short-term bank borrowings (including short-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB183,676 and RMB50,000 (US$7,685) as of December 31, 2016 and 2017, respectively)	7,685	50,000	1,683,676
Accounts and notes payable (including accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries of RMB441,847 and RMB157,970 (US$24,280) as of December 31, 2016 and 2017, respectively)	38,869	252,892	529,569
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of RMB525,613 and RMB368,190 (US$56,590) as of December 31, 2016 and 2017, respectively)	100,999	657,133	787,916
Advances from customers (including advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries of RMB201,397 and RMB403,244 (US$61,977) as of December 31, 2016 and 2017, respectively)	61,977	403,244	201,397
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of RMB311,191 and RMB49,699 (US$7,639) as of December 31, 2016 and 2017, respectively)	8,569	55,753	320,023
Income taxes payable (including income taxes payable of the Consolidated VIEs without recourse to the primary beneficiaries of RMB25,466 and RMB7,400 (US$1,137) as of December 31, 2016 and 2017, respectively)	2,046	13,309	21,899
Amounts due to related parties (including amounts due to related parties-current of the Consolidated VIEs without recourse to the primary beneficiaries of RMB53,295 and RMB16,053 (US$2,467) as of December 31, 2016 and 2017, respectively)	8,557	55,675	121,928
Current portion of long-term bank borrowings (including current portion of long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB12,564 and RMB70,289 (US$10,803) as of December 31, 2016 and 2017, respectively)	10,803	70,289	39,303
Current portion of capital lease obligations (including current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries of RMB203,394 and RMB201,315 (US$30,942) as of December 31, 2016 and 2017, respectively)	30,942	201,315	243,723
Deferred government grants (including deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries of RMB5,107 and RMB4,574 (US$703) as of December 31, 2016 and 2017, respectively)	703	4,574	5,107
Bonds payable (including bonds payable of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2016 and 2017, respectively)	1,712	11,139	419,316
Total current liabilities	272,862	1,775,323	4,373,857
Non-current liabilities:
Long-term bank borrowings (including long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB219,055 and RMB187,638 (US$28,839) as of December 31, 2016 and 2017, respectively)	28,839	187,638	268,221
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of RMB62,531 and nil as of December 31, 2016 and 2017, respectively)			62,531
Bonds payable (including bonds payable of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2016 and 2017, respectively)	294,802	1,918,069
Non-current portion of capital lease obligations (including non-current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries of RMB581,568 and RMB687,176 (US$105,617) as of December 31, 2016 and 2017, respectively)	92,354	600,882	536,623
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries of RMB24,153 and RMB13,225 (US$2,033) as of December 31, 2016 and 2017, respectively)	2,538	16,511	28,689
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB182,877 and RMB109,339 (US$16,805) as of December 31, 2016 and 2017, respectively)	29,337	190,873	274,700
Deferred government grants (including deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries of RMB25,886 and RMB17,861 (US$2,745) as of December 31, 2016 and 2017, respectively)	2,745	17,861	25,886
Total non-current liabilities	450,615	2,931,834	1,196,650
Total liabilities	723,477	4,707,157	5,570,507
Commitments and contingencies
Redeemable noncontrolling interest			700,000
Shareholders' equity:
Additional paid-incapital	1,380,263	8,980,407	9,015,846
Accumulated other comprehensive income (loss)	(411)	(2,673)	118,290
Statutory reserves	5,954	38,736	64,622
Accumulated deficit	(557,813)	(3,629,300)	(2,869,031)
Treasury stock	(51,901)	(337,683)	(204,557)
Total 21Vianet Group, Inc. shareholders' equity	776,099	5,049,533	6,125,215
Noncontrolling interest	23,281	151,471	25,802
Total shareholders' equity	799,380	5,201,004	6,151,017
Total liabilities, redeemable noncontrolling interests and shareholders' equity	1,522,857	9,908,161	12,421,524
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	5	34	33
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	$ 2	¥ 12	¥ 12